FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /   /
                                                                           ---


         Pre-Effective Amendment No.:                                     /   /
                                             -------                       ---
         Post-Effective Amendment No.:        76                          /X/
                                            ------                         -

                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /   /
                                                                          ---

         Amendment No.:               77                                 /X/
                                    ------                                -

                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000

 Timothy L. Ashburn, AmeriPrime Funds, 431 North Pennsylvania Street,
                                Indianapolis, IN 46204
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         /__/ immediately upon filing pursuant to paragraph (b) / X / on February 1, 2003 pursuant to paragraph (b) /__/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
        / / 75 days after filing pursuant to paragraph (a)(2)
        / / on (date)pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          WESTCOTT LARGE-CAP VALUE FUND

                                   PROSPECTUS

                                February 1, 2003





                              230 Westcott, Suite 1
                              Houston, Texas 77007
                                 (800) 998-6658





























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           Page

Risk/Return Summary............................................................3

How the Fund Has Performed.....................................................3

Fees and Expenses of the Fund..................................................4

How To Buy Shares..............................................................6

Distribution Plan..............................................................8

Additional Purchase Information................................................8

How to Redeem Shares..........................................................10

How to Exchange Shares........................................................11

Determination of Net Asset Value..............................................13

Dividends, Distributions and Taxes............................................13

Management of the Fund........................................................14

Other Information About Investments...........................................14


Financial Highlights..........................................................17


Privacy Policy................................................................15

For More Information .................................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the Fund is long term growth of capital.

Principal Strategies

         Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of larger-sized U.S. companies (those with a market capitalization above $5 billion). The Fund's sub-adviser takes a value approach to the management of equity portfolios. It uses a financial, fundamental analysis to identify individual securities that are undervalued by the stock market and that are selling well below the sub-adviser's appraisal of the intrinsic value, or the value as an ongoing concern, of the underlying company.

         The Fund will consider for purchase a stock that is selling at a substantial discount to the sub-adviser's appraisal of the company's intrinsic value. The sub-adviser believes that owning securities purchased at large discounts to intrinsic value affords the potential for significant price appreciation because the sub-adviser believes that those discounts are likely to close over time. The sub-adviser will consider for sale any stock that is priced in excess of its intrinsic value or any stock of a company that has experienced a material change that could negatively impact that value.

Principal Risks of Investing in the Fund

o Company risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.
o Market risk is the risk that the Fund might decrease in value in response to general market and economic conditions.
o Volatility risk means that common stocks tend to be more volatile than other investment choices.
o Value style risk. The Fund invests primarily in "value stocks." The market may not agree with the sub-adviser's determination that a stock is undervalued, and the stock's price may not increase to what the sub-adviser believes is its full value. It may even decrease in value.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                           HOW THE FUND HAS PERFORMED


         The bar chart below shows the Fund's Institutional Class total return for the calendar year ended December 31, 2002. Institutional Class shares are not subject to a sales load. The performance table shows how the average annual total returns of the Fund compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


      During the period shown, the highest return of the Institutional Class for a quarter was 7.56% (4th quarter, 2002); and lowest return of the Institutional Class for a quarter was -18.06% (3rd quarter, 2002).

Average Annual Total Returns for the Periods ended 12/31/02.

                                                              One Year   Since Inception(1)
                                                              --------   ------------------
         The Fund - Institutional Class
                  Return Before Taxes                          -19.97%        -20.27%
         Return After Taxes on Distributions(2)                -20.30%        -20.65%
         Return After Taxes on Distributions and
                      Sale of Fund Shares(2)                   -12.16%        -16.42%
         The Fund - Class A (With Sales Load)
         Return Before Taxes                                   -19.68%        -20.12%

         S&P 500 Index                                        -22.09%        [     ]%
         (reflects no deductions for fees, expenses or taxes)

         Russell 1000 Index                                    [   ]%         [    ]%
         (reflects no deductions for fees, expenses or taxes)

(1) December 24, 2001 for Institutional Class shares and January 10, 2002 for Class A shares.
(2)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class, and after-tax returns for other classes will vary.









                          FEES AND EXPENSES OF THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees  (fees paid directly from your investment)
----------------
                                                              Class A         Class B          Institutional
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)             5.00%            NONE                 NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or

   redemption proceeds, whichever is less)                    NONE(1)          5.00%                NONE
Redemption Fee(2)                                             NONE             NONE                 NONE
Exchange Fee                                                  NONE             NONE                 NONE


Annual Fund Operating Expenses (expenses that are deducted from fund assets)
-------------------------------
                                                              Class A         Class B          Institutional
Management Fees                                                1.17%            1.10%               1.17%
Distribution and/or Service (12b-1) Fees                       0.25%            1.00%               NONE
Other Expenses                                                 0.04%            0.03%3              0.03%
                                                               --------         -----               -----
Total Annual Fund Operating Expenses                           1.39%            2.13%               1.13%
Expense Reimbursement 4                                        0.04%            0.03%               0.03%
                                                               -----            -----               -----
Net Expenses                                                   1.35%            2.10%               1.10%


1If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a Deferred Sales Charge if redeemed within one year of the date of purchase. See "How To Buy Shares."
2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
3 Class B "Other Expenses" are based on estimated amounts for the current fiscal year.
4 The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through January 31, 2004.



Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                   1 year           3 years           5 years          10 years
                   ------           -------           -------          --------
 Class A           $650               $454              $783           $1,715
 Class B           $736             $1,190            $1,682           $3,036
 Institutional     $131               $370              $640           $1,412

For Class B shares, you would pay the following expenses if you did not redeem your shares:

                  1 year           3 years           5 years          10 years
                  ------           -------           -------          --------
Class B            $236             $690             $1,182             $2,536


                                HOW TO BUY SHARES

Initial Purchase

         The minimum initial investment in the Fund is $1,000 ($200 for qualified retirement accounts and medical savings accounts). The minimum initial investment in the Fund is $50 for shareholders participating in the continuing automatic investment plan.

         You may open an account and make an initial investment through securities dealers who have a sales agreement with Unified Financial Securities, Inc., the Fund's distributor. Your securities dealer may charge you additional fees. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.


By Mail: To be in proper form, your initial purchase request must include:



o complete and sign the investment application form which accompanies this Prospectus;
o    draft a check made payable to the Fund;
o identify on the check and the application the Class in which you would like to invest;
o    mail the application and check to:

U.S. Mail: Westcott Funds                     Overnight:        Westcott Funds
           Unified Fund Services, Inc.                          Unified Fund Services, Inc.
           P.O. Box 6110                                        431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204


By Wire:


         You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc (the "Transfer Agent") at (800) 998-6658 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A. ABA #0420-0001-3 Attn: Westcott Funds
         Fund Name: Westcott Large-Cap Value Fund
         Class Name: ____________________________  (write in class name)
         Account Name: __________________________ (write in shareholder name) For the Account # ________________________ (write in account number) D.D.A.# 821-637634


         You must provide a signed application to Unified Fund Services, Inc, the transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Sales Loads

o        Class A Shares

         Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares of the Fund is the next determined NAV plus a sales load as shown in the following table.

========================================= ============================================== ===========================
                                                      Sales Load as of % of:
                                                                                          Dealer Reallowance as %

                                          Public                        Net
          Amount of Investment            Offering                     Amount             of Public Offering Price
                                          Price                       Invested

========================================= ============================================== ===========================
Less than $25,000                         5.00%                         5.26%                      5.00%
$25,000 but less than $50,000             4.75%                         4.99%                      4.75%
$50,000 but less than $100,000            4.50%                         4.71%                      4.50%
$100,000 but less than $200,000           3.75%                         3.90%                      3.75%
$200,000   but   less   than    $500,000  3.25%                         3.36%                      3.25%
$500,000 but less than $1million          2.00%                         2.04%                      2.00%
$1 million or more                        None*                         None*                      1.00%



========================================= ============================================== ===========================

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of purchase. The CDSC is 1.00%, based on the lower of the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC.

o        Class B Shares

         You can purchase Class B shares at NAV. However, when you redeem them, you may pay a contingent deferred sales change ("CDSC") in the following percentages:

                            YEAR SINCE PURCHASE DATE
                            ------------------------
                             First                5%
                             Second               4%
                             Third                3%
                             Fourth               3%
                             Fifth                2%
                             Sixth                1%
                             Seventh and following None
             The Class B shares convert to Class A shares after the eighth year.

o        Institutional Shares

         Institutional shares are available for purchase by registered investment advisers, bank trust departments, financial planners and other financial intermediaries on behalf of their clients. Institutional shareholders pay no sales load or 12b-1 fees.


                               DISTRIBUTION PLANS


         The Fund has adopted a plan under Rule 12b-1 that allows Class A shares and Class B shares of the Fund to pay distribution fees for the sale and distribution of its shares and to pay service fees for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class B shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                         ADDITIONAL PURCHASE INFORMATION

Additional Purchases

         You may purchase additional shares of the Fund (subject to the minimum investment of $50) by mail, wire or automatic investment. If you purchase additional Class A shares, you will pay a sales load unless the purchase is made by reinvesting a dividend or capital gains distribution. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check

     Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $50,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Purchases at Net Asset Value

         Purchases of Class A shares may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Trustees, directors, officers and employees of the Trust, the adviser and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer Agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer Agent about the IRA custodial fees.


Other Purchase Information


         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Westcott Funds. Checks must be made payable to the Fund; the Fund does not accept third party checks.



                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper form, less any applicable CDSC. You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your sheres, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Westcott Funds                       Overnight: Westcott Funds
           Unified Fund Services, Inc.                     Unified Fund Services, Inc.
           P.O. Box 6110                                   431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46204


     Your requests for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the Transfer Agent at
(800) 998-6658 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent (800) 998-6658. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 998-6658. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                             HOW TO EXCHANGE SHARES


         You may exchange any or all of your shares in the Fund for shares of another Westcott Fund, or for shares of a separately managed money market fund that has an established exchange privilege with the Fund. The exchange is made without charge unless you exchange Class A shares of the Westcott Fixed Income Fund for Class A shares of another Westcott Fund with a higher sales load. In that case, you would pay the incremental amount of the sales load. For exchanges between Westcott Funds, shares of a particular class may be exchanged only for shares of the same class.

         You may telephone the transfer agent at (800) 998-6658 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4.00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day. Shares of the fund selected must be registered for sale in your state of residence. The exchange privilege with the other funds does not constitute an offering or a recommendation of the other funds. It is your responsibility to obtain and read a prospectus of the other fund before you make an exchange.

o You may make up to one exchange out of each Westcott Fund during a calendar month and four exchanges out of each Westcott Fund during a calendar year. This limit helps keep each Fund's net asset base stable and reduces the Fund's administrative expenses.

o If you exchange shares into or out of a Westcott Fund, the exchange is made at the net asset value per share of each Fund next determined after the exchange request is received, plus any applicable sales load.

o If you exchange Class B shares of a Westcott Fund for shares of the money market fund, the time you own the money market fund shares will not be included when the holding period for the CDSC is calculated.

o If you exchange Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver) for another Westcott Fund, the holding periods are combined, however the highest applicable CDSC will be charged if the shares are redeemed.


o If you exchange only a portion of your Class B shares, shares not subject to a CDSC are exchanged first.


o If you redeem shares from the money market fund that were previously Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the Westcott Fund shares.

         In times of extreme economic or market conditions, exchanging Westcott Fund or money market fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into the money market fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

         All exchanges out of a Westcott Fund into the money market fund are subject to the minimum and subsequent investment requirements of the money market fund. No exchange will be accepted unless the registration of the two accounts is identical. Neither the Westcott Funds, the money market fund, nor the Transfer Agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

         The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

         In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


         Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The adviser was organized as a Texas corporation in 1993. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the Fund paid the adviser a fee equal to 1.10% of the Fund's average daily net assets.

         Gulf Investment Management, Inc., Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, Texas 77024-4258, serves as investment sub-adviser to the Fund. The sub-adviser was organized as a Texas corporation in 1980. The sub-adviser manages equity and balanced portfolios for a national and international client base that includes individuals, retirement plans, trusts, public funds, corporations, unions, endowments and foundations. The investment decisions for the Fund are made by a committee of the sub-adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the adviser paid the sub-adviser afee equal to 0.50% of the Fund's average daily net assets.


         The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                       OTHER INFORMATION ABOUT INVESTMENTS

         The Fund is expected under normal circumstances to invest no more than 15% of its net assets in American Depositary Receipts ("ADRs"). An ADR is a certificate of ownership issued by an U.S. bank as a convenience to investors instead of the underlying foreign security, which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

         The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


         The investment objectives and strategies of the Fund may be changed without shareholder approval. The Fund's policy to invest at least 80% of its assets in common stocks of larger sized U.S. companies will not be changed without 60 days prior notice to shareholders.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                       Class A Share Financial Highlights


                                                              Period ended
                                                         September 30, 2002  (a)

                                                         -----------------------

    Selected Per Share Data
    Net asset value, beginning of period                                  9.93
                                                        ------------------------
    Income (loss) from investment operations
       Net investment income (loss)                                       0.10
       Net realized and unrealized gain (loss)                           (2.61)
                                                        ------------------------

    Total from investment operations                                     (2.51)
                                                        ------------------------


    Less distributions:
       Distributions from net investment income                           0.00
       Distributions from net realized gains                              0.00
                                                         -----------------------

    Total distributions                                                   0.00
                                                         -----------------------

    Net asset value, end of period                            $           7.42
                                                        ========================


    Total Return (d)                                              -25.28%(b) (d)

    Ratios and Supplemental Data
    Net assets, end of period (000)                                $1,032
    Ratio of expenses to average net assets                         1.35%(c)
    Ratio of expenses to average net assets
       before reimbursement                                         1.39%(c)
    Ratio of net investment income (loss) to
       average net assets                                           1.54%(c)
    Ratio of net investment income (loss) to
       average net assets before reimbursement                      1.51%(c)
    Portfolio turnover rate                                        46.81%


(a) For the period January 10, 2002 (commencement of operations) to September 30, 2002
(b)  For periods of less than a full year, total return is not annualized
(c)  Annualized
(d)  Total return does not include sales load.

      Institutional Class Share Financial Highlights


                                                          Period ended
                                                       September 30, 2002   (a)

                                                     ------------------------

    Selected Per Share Data
    Net asset value, beginning of period                               10.00
                                                     ------------------------
    Income (loss) from investment operations
       Net investment income (loss)                                     0.05
       Net realized and unrealized gain (loss)                         (2.61)
                                                     ------------------------
    Total from investment operations                                   (2.56)
                                                     ------------------------

    Less distributions:
       Distributions from net investment income                         0.00
       Distributions from net realized gains                            0.00
                                                     ------------------------
    Total distributions                                                 0.00
                                                     ------------------------
    Net asset value, end of period                   $                  7.44
                                                     ========================


    Total Return (d)                                                 -25.60%(b)

    Ratios and Supplemental Data
    Net assets, end of period (000)                                   $2,890
    Ratio of expenses to average net assets                            1.10%(c)
    Ratio of expenses to average net assets
       before reimbursement                                            1.13%(c)
    Ratio of net investment income (loss) to
       average net assets                                              0.77%(c)
    Ratio of net investment income (loss) to
       average net assets before reimbursement                         0.74%(c)
    Portfolio turnover
    rate                                                              46.81%

(a) For the period of December 24, 2001 (Commencement of Operations) through September 30, 2002
(b)  For periods of less than a full year, total return is not annualized
(c) Annualized

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at (800) 998-6658 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act #811-9096

                          WESTCOTT LARGE-CAP VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2003

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Westcott Large-Cap Value Fund dated February 1, 2003. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the period ended September 30, 2002 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 998-6658.

TABLE OF CONTENTS                                                       PAGE

DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS..............................................................3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISER AND SUB-ADVISER.........................................7

TRUSTEES AND OFFICERS..........................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14

DETERMINATION OF SHARE PRICE..................................................15

DISTRIBUTION PLANS............................................................16

ADDITIONAL TAX  INFORMATION...................................................16

INVESTMENT PERFORMANCE........................................................16

CUSTODIAN.....................................................................17

FUND SERVICES.................................................................17

ACCOUNTANTS...................................................................18

DISTRIBUTOR...................................................................18

DESCRIPTION OF THE TRUST AND THE FUND

     The Westcott Large-Cap Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Board of Trustees has authorized three classes of shares of the Fund: Class A shares, Class B shares and Institutional shares. Each class is subject to different expenses and a different sales charge structure. The investment adviser and the sub-adviser to the Fund are Aegis Asset Management, Inc. (the "Adviser") and OFI Institutional Asset Management, Inc. (the "Sub-Adviser"), respectively.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of January 2, 2003, the following persons may be deemed to beneficially own five percent (5%) or more of the Westcott Large Cap Value Fund Class A shares: Donaldson Lufkin Jenrette Securities Corp., Inc., P.O. Box 2052, Jersey City, NJ, 07303 -75.70%; TC Toomey, 840 Gessner, Suite 500, Houston TX, 77024 - 24.30%.

      As of January 2, 2003, the following persons may be deemed to beneficially own five percent (5%) or more of the Westcott Large Cap Value Fund Institutional Class shares: National Financial Services, 200 Liberty St., One World Financial Center, New York, NY 10281 - 15.33%; Joann M. Dillon, P.O. Box 2052, Jersey City, NJ 07303 - 25.17%; Pershing, P.O. Box 205274 Jersey City, NJ 07303 - 5.07%

         As of January 2, 2003 he Adviser shared with certain of its advisory clients the power to vote, and investment discretion with respect to, 87.02% of the outstanding Institutional Class shares and 75.70% of the outstanding Class A shares, or 84.47% of the outstanding shares of the Fund. As a result, the Adviser may be deemed to beneficially own these shares and may be deemed to control each class and the Fund and Joann M. Dillon may be deemed to control the Institutional Class. As the controlling shareholder, they would control the outcome of any proposal submitted to the shareholders of a class or the Fund for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

      As of January 2, 2003, the officers and trustees as a group owned less than one percent (1%) of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective," "Principal Strategies" and "Principal Risks of Investing in the Fund").

         A. Equity Securities. The Fund may invest in equity securities, which include common stock, preferred stock, rights and warrants to subscribe to or purchase such securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

         Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Sub-Adviser expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Adviser.

         Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

         The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

         To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

         B. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the United States government or by agencies of the United States government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Sub-Adviser to be creditworthy. The Sub-Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Fund will not purchase or sell puts, calls, options or straddles.

         5. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

         7. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of larger-sized U.S. companies. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders. The term "larger-sized" is defined in the Fund's then current Prospectus, and may be revised by the Adviser without providing shareholders with the written notice described above.

THE INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser

     The investment adviser to the Fund is Aegis Asset Management, Inc., 230 Westcott, Suite 1, Houston, Texas 77007. William S. Kilroy, Jr. is the controlling shareholder of the Adviser.


         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commission, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through January 31, 2004. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 1.10% of the average daily net assets of the Fund. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the Fund paid advisory fees of $47,251.


         The Adviser retains the right to use the name "Westcott" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Westcott" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


     The Board of Trustees approved the management agreement between the Fund and Aegis Asset Management, Inc. at a meeting held on November 30, 2001. In considering the Agreement on July 11, 2001 and November 30, 2001, the Trustees reviewed information regarding the personnel, operations, and financial condition of the Adviser. The Board met with, and discussed this information with, Paul Jackson and Fred Mecklenburg of the Adviser. The Trustees also reviewed a personal guarantee letter from William Kilroy, CEO of the Adviser guaranteeing $1 million in support of the Westcott Funds. The Trustees reviewed the balance sheet of Aegis as of September 20, 2001 and an income statement covering the period from January through September 2001. The Trustees determined that the overall arrangement provided under the terms of the agreement was a reasonable business arrangement, and that the approval of the agreement was in the best interests of the Funds' shareholders.

Sub-Adviser

     The sub-adviser to the Fund is Gulf Investment Management, a division of OFI Institutional Asset Management, Inc., 498 Seventh Avenue, New York, New York 10018. OFI Institutional Asset Management, Inc. is a wholly-owned subsidiary of OppenheimerFunds, Inc., which in turn is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., which in turn is owned by MassMutual Holding Trust I, which in turn is owned by MassMutual Holding Company, which in turn is owned by Massachusetts Mutual Life Insurance Company. OppenheimerFunds, Inc. and Oppenheimer Acquisition Corp. are located at 498 Seventh Avenue, New York, New York 10018. MassMutual Holding Trust I, MassMutual Holding Company and Massachusetts Mutual Life Insurance Company are located at 1295 State Street,
Springfield, Massachusetts 011111. Under the terms of the "Sub-Advisory Agreement", the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. For the period December 24, 2001 (commencement of operations) through September 30, 2002 the Adviser paid the SubAdviser (Gulf Investment Management, Inc.) $21,371 for professional advisory services fees.

         On April 1, 2002, the Sub-Adviser acquired substantially all of the assets of Gulf Investment Management, Inc., the Fund's prior sub-adviser (the "Acquisition"). The Acquisition resulted in the termination of the prior sub-advisory agreement, and the Sub-Adviser, provided services pursuant to an interim agreement until shareholders of the Fund approved the Sub-Advisory Agreement on May 24, 2002. The Trustees met to consider the Sub-Advisory Agreement on April 3, 2002. In considering the Sub-Advisory Agreement, the Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of the Sub-Adviser's investment personnel, (ii) the nature and quality of operations and services that the Sub-Adviser will continue to provide the Fund, (iii) the benefits of continuity in services to be provided by the Sub-Adviser, and (iv) the fact that the portfolio managers did not change as a result of the Acquisition.


         The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Fund, including, but not limited to (i) the performance of the Fund since commencement of its operations, (ii) the investment objective and policies of the Fund, (iii) the financial condition of the Sub-Adviser's parent companies, and (iv) that the terms of the Sub-Advisory Agreement were substantially identical to the existing sub-adviser management agreement.

         The Board viewed as significant the representation of the Sub-Adviser's immediate parent, OppenheimerFunds, Inc., that it did not object to a continued relationship with the Fund, and the representations of the Fund's portfolio managers that no changes in the Sub-Adviser's method of operations or location were expected, and that no diminution of the scope and quality of advisory services provided to the Fund would result from the Acquisition. In fact, it was the consensus of the Trustees that the Acquisition would provide the portfolio managers with additional resources and enhance the portfolio managers' ability to provide quality services to the Fund.

         Subject always to the control of the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Fund. The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

                              TRUSTEES AND OFFICERS



      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

----------------------------- ----------------------------------- ------------------------- -----------------------

                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee    Trustee of AmeriPrime              30
1104 Buttonwood Court                                               Advisors Trust since
Lexington, KY  40515                                               November 2002; Trustee
                                                                    of AmeriPrime Funds
Year of Birth: 1950                                                 since December 2002;
                                                                     Trustee of Unified
                                                                     Series Trust since
                                                                       October 2002.
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              30
2361 Old Hickory Lane                                                Funds and Unified
Lexington, KY 40515                                                  Series Trust since
                                                                   December 2002; Trustee
Year of Birth:  1952                                               of AmeriPrime Adivsor
                                                                    Trust since November
                                                                           2002.
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                Position(s) Held with the Fund Length of Time
Served Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
2424 Harrodsburg Road                      Officer                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors
                                                                   Trust; since December
Year of Birth:  1941                                              2002 for Unified Series
                                                                           Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                          with Trust                                        Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary          Since December 2002;             N/A
431 N. Pennsylvania St.                                             and Since November
Indianapolis, IN 46204                                                 2002 for the
                                                                   AmeriPrime Advisors
Year of Birth:  1964                                                Trust; and Unified
                                                                       Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).

----------------------------------------------------------------- -------------------------------------------------

(1)The terms "Fund  Complex"  refers to AmeriPrime  Funds,  AmeriPrime  Advisors
Trust, and Unified Series Trust.
 (2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company
Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              30
600 Jefferson Street                                                Funds since 1995;
Suite 350                                                               Trustee of
Houston, TX  77002                                                 AmeriPrime Advisors
                                                                     Trust since July
Year of Birth:  1947                                               2002 and Trustee of
                                                                   Unified Series Trust
                                                                   since December 2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held           Length of Time Served     Number of Portfolios
    Name, Age and Address           with the Fund Complex1                                    in Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee                   Trustee since                  30
3647 Totem Lane                                                       December 2002;
Indianapolis, IN 46208                                                  Trustee of
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                    2002; and Unified
                                                                    Series Trust since
                                  December 2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              30
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002; and
Year of Birth:  1950                                                    Trustee of
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended September 30, 2002.

      The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2002.

   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                 $1-$10,000
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================
       1 As of December 31, 2002, the terms "Fund Complex" and "AmeriPrime
       Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

         The compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

================================== =================================== ==========================================

                                                                           Total Compensation from Trust and
              Name                 Aggregate Compensation from Trust           AmeriPrime Advisors Trust
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Kenneth D. Trumpfheller1                           $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Steve L. Cobb1                                    [ ]                                     [ ]
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                               [ ]                                     [ ]
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Mark W. Muller1                                   [ ]                                     [ ]
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Richard J. Wright1                                [ ]                                     [ ]
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon2                                     $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little2                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler2                                 $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
   1  No longer a Trustee of the Trust.
   2  Elected to the Board on December 18, 2002.


PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. The brokerage policies and procedures described in this section apply to the Sub-Adviser, and references in this section to "Adviser" apply to the Sub-Adviser. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Westcott Securities, L.L.C., in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing(R).

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as Westcott Securities, L.L.C.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Westcott Securities, L.L.C. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Westcott Securities, L.L.C. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Pershing(R).

         The Fund will not effect any brokerage transactions in its portfolio securities with Westcott Securities, L.L.C. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Westcott Securities, L.L.C., it is the policy of the Fund that such commissions will, in the judgment of the Board of Trustees, be: (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability; and
(b) at least as favorable to the Fund as commissions contemporaneously charged by Westcott Securities, L.L.C. on comparable transactions for its most favored unaffiliated customers, except for customers of Westcott Securities, L.L.C. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Westcott Securities, L.L.C. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Westcott Securities, L.L.C. from brokerage commissions generated from portfolio transactions of the Fund.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Westcott Securities, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

         The Trust, the Adviser, the Sub-Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Code from the Securities and Exchange Commission.


         For the period December 24, 2001 (commencement of operations) through September 30, 2002 the Fund paid brokerage commissions of $5,396.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Sub-Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

DISTRIBUTION PLANS

         The Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Each Plan permits the Fund to pay the Adviser an annual fee of 0.25% of Class A average daily net assets, and 0.75% of Class B average daily net assets, for certain distribution and promotion expenses related to marketing shares of the Fund.

         Under each Plan, the Trust may engage in any activities related to the distribution of Fund shares, including, without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. In addition, the Class B Plan provides for the payment of a service fee to the Adviser equal to 0.25% of Class B average daily net assets.

         The Trustee expects that the Plans could significantly enhance the Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

         The Plans have been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreement must be approved by the Trustees annually, in the same manner, and the Plans or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum shares payable under a Plan must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees.


ADDITIONAL TAX INFORMATION

          The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

          The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of September 30, 2002, the Fund elected for federal tax purposes to defer Post-October capital losses of $795,567.


INVESTMENT PERFORMANCE


         The Fund may periodically advertise "average annual total return." "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                  P(1+T)n=ERV

         Where:            P        =  a hypothetical $1,000 initial investment
                           T        =  average annual total return
                           n        =  number of years
                           ERV      =  ending redeemable value at the end of
                                       the applicable period of the hypothetical
                                       $1,000 investment made at the beginning
                                       of the applicable period

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


         The Funds also may advertise its after-tax performance information. After-tax performance information is calculated on a pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

          "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the  applicable
                                    period of the  hypothetical  $1,000
                                    investment made at the beginning of the
                                    applicable period, after taxes on fund
                                    distributions but not after taxes on
                                    redemption.


         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and
                                    redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.


     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. The following table provides information regarding the performance for the period ended January 10, 2002 (commencement of operations) through September 30, 2002 for Westcott Large Cap Value Fund Class A shares.

   -------------------------------------------------------------------------------------------------------------
                      WESTCOTT LARGE CAP VALUE FUND Class A
   -------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ----------------------
                                                                        One Year            Since Inception(1)
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return                                             N/A                   -33.16%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                          N/A                    -37.83%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                        N/A                    -30.67%
   ------------------------------------------------------------ ------------------------- ----------------------
     (1) January 10, 2002.

         The following table provides information regarding the performance for the period ended December 24, 2001 (commencement of operations) through September 30, 2002 for Westcott Large Cap Value Fund Institutional Class shares.

   -------------------------------------------------------------------------------------------------------------
                      WESTCOTT LARGE CAP VALUE FUND Class I
   -------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ----------------------
                                                                        One Year            Since Inception(1)
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return                                             N/A                   -33.25%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                          N/A                    -33.25%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                        N/A                    -26.98%
   ------------------------------------------------------------ ------------------------- ----------------------
     (1)  December 24, 2001.



         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         U.S. Bank, N.A., 425 Walnut Street, M.L 6118, Cincinnati, Ohio 45202, is the custodian (the "Custodian") of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. For the period December 24, 2001 (commencement of operations) through September 30, 2002, Unified received $17,179 from the Adviser for these transfer agent services.

         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).For the period from December 24, 2001 (commencement of operations) through September 30, 2002, Unified received $14,936 from the Adviser (not the
Fund) for these fund accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from December 24, 2001 (commencement of operations) through September 30, 2002, Unified received $24,267 from the Adviser for these administrative services. ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the period ended September 30, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                                       -1-
PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation.

         (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

         (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

         (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

         (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

         (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

         (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

         (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

         (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

         (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

         (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

         (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.


         (xix) Copy of Amendment No. 23 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (xx) Copy of Amendment No. 24 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.


(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.


         (i) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

         (ii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (iv) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (v) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (vi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

         (vii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

         (viii) Copy of Registrant's Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, and OFI Institutional Asset Management, Inc., sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (ix) Copy of Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

         (x) Copy of Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, and Arcadia Investment Management Corporation, sub-adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

         (xi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Allocation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (xii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.


(e) Underwriting Contracts.

         (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.

         None.

(g) Custodian Agreements.

         (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.


         (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.


(h) Other Material Contracts.

         (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.


(i) Legal Opinion. Opinion and Consent of Thompson Hine LLP is filed herewith.


(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements.

         None.

(l) Initial Capital Agreements.

         Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

         (i) Form of Registrant's Rule 12b-1 Service Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.


         (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

         (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

         (iv) Copy of Registrant's Class A Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (v) Copy of Registrant's Class B Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.


(n) Rule 18f-3 Plan.

         (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


         (ii) Rule 18f-3 Plan for the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (iii) Rule 18f-3 Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (iv) Rule 18f-3 Plan for the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.


(o) Reserved.

(p) Codes of Ethics.

         (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii) Schedule A to Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 64, is hereby incorporated by reference.

(q) Powers of Attorney


         (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 75, are hereby incorporated by reference.


         (ii) Powers of Attorney for the Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment Nos. 35 and 71, are hereby incorporated by reference.

         (iii) Powers of Attorney for the President and Treasurer of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 74, are hereby incorporated by reference.


         (iv) Powers of Attorney for Daniel Condon and Ronald C. Tritschler, Trustees of the Trust, are filed herewith.


Item 24.  Persons Controlled by or Under Common Control


As of October 31, 2002, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (66.34%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.


Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser


(a) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

         (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) The officers and directors of IMS are: Carl W. Marker, President and Director.*

(b) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

         (i) Jumper has engaged in no other business during the past two fiscal years.

         (ii) The officers and directors of Jumper are:

         --------------------------------- ---------------------------------- ---------------------------------------
         Name                              Position with Adviser              Other Business Activities
         --------------------------------- ---------------------------------- ---------------------------------------
         --------------------------------- ---------------------------------- ---------------------------------------
         Jay C. Jumper                     President                          None
         --------------------------------- ---------------------------------- ---------------------------------------


(c) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

         (i) AAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(d) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

         (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Charles L. Dobson is the sole officer and director of Dobson.

(e) Columbia Partners, L.L.C. ("Columbia"), Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

         (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(f) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund, Westcott Large-Cap Growth Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

         (i) Aegis has engaged in no other business during the past two fiscal years.

         (ii) The officers and directors of Aegis are:

         -------------------------- -------------------------------------- ------------------------------------------------
         Name                       Position with Adviser                  Other Business Activities
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         William S. Kilroy          Chief Executive Officer, Partner and   Member
                                    Chair of the Board                     Westcott Securities, LLC
                                                                           230 Westcott, Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Member
                                                                           Aegis Risk Management, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------






         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chairman, CEO and Partner
                                                                           Continental Computer Company Continental
                                                                           Utility Software Company
                                                                           P.O. Box 232
                                                                           Jonesboro, AR 72401
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Owner
                                                                           Signature Press
                                                                           3300 Kingswood
                                                                           Houston, TX 77092
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chairman and Partner
                                                                           Director's Life Assurance
                                                                           P.O. Box 20428
                                                                           Oklahoma City, OK 73156
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Fred Mecklenberg           Chief Investment Officer and Director  None
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Paul B. Jackson            President, Partner and Director        President and Member
                                                                           Westcott Securities, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chief Executive Officer
                                                                           Aegis Risk Management, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Joel Davis                 Director                               Geologist
                                                                           Gulfmark Energy
                                                                           1709 Bolsover Street
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Anthony Bohnert            Director                               Director of Transaction Services
                                                                           KPMG
                                                                           700 Louisiana
                                                                           Houston, TX 77046
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         John Boyer                 Director                               Attorney
                                                                           Boyer and Ketchard
                                                                           9 Greenway Plaza, Suite 3100
                                                                           Houston, TX 77046
         -------------------------- -------------------------------------- ------------------------------------------------

(g) OAM Institutional, Inc. ("OAM"), 498 Seventh Avenue, New York, New York 10018, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

         (i) OAM has engaged in no other business during the past two fiscal years.

         (ii) The officers and directors of OAM are:

   ------------------------------------ ---------------------------------------
   Name                                 Other Business Activities
   ------------------------------------ ---------------------------------------
   ------------------------------------ ---------------------------------------
   Thomas G. Macrini                    None
   ------------------------------------ ---------------------------------------
   ------------------------------------ ---------------------------------------
   T.C. Toomey None
   ------------------------------------ ---------------------------------------
   ------------------------------------ ---------------------------------------
   W.E. Carrier None
   ------------------------------------ ---------------------------------------
   ------------------------------------ ---------------------------------------
   Michael Stavar                       None
   ------------------------------------ ---------------------------------------

(h) Arcadia Investment Management Corporation ("Arcadia"), 259 East Michigan Ave., Suite 308, Kalamazoo, MI 49007, sub-advisor to Westcott Large-Cap Growth Fund, is a registered investment adviser.


         (i) Arcadia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Arcadia is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (File No. 801-29203).

Item 27.  Principal Underwriters


Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the IMS Capital Value Fund. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, Forester Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Sparrow Funds, TANAKA Funds and Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

---------------------------------------- -------------------------------------- --------------------------------------
                  (1)                                     (2)                                    (3)
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                       Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurrano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Capital Research Brokerage Services, LLC:

(a) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds.

(b) Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).


(c) Not applicable.

Item 28.  Location of Accounts and Records


     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.



Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 31st day of January, 2003.

                                                     AmeriPrime Funds



                                    By:          /s/
                                       ----------------------------------------
                                        Donald S. Mendelsohn,
                                        Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Gary E. Hippenstiel,* Trustee        *By:        /s/
                                         ---------------------------------------
                                          Donald S. Mendelsohn,
Stephen A. Little, * Trustee              Attorney-in-Fact

Timothy L. Ashburn, * President           January 31, 2003
and Trustee

Thomas G. Napurano* Treasurer
and Chief Financial Officer

Daniel Condon,* Trustee

Ronald C. Tritschler,* Trustee

                                  EXHIBIT INDEX

1. Opinion and Consent of Thompson Hine LLP...........................EX-99.23.i
2. Consent of McCurdy & Associates CPA's, Inc.........................EX-99.23.j
3. Powers of Attorney for Daniel Condon and Ronald C. Tritschler...EX-99.23.q.iv